Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Lend	₩ 1,238,668	₩ 1,087,409	₩ 526,643
Collect	(1,369,763)	(1,086,964)	(568,536)
Company, excluding the controlling company [member] | UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	36,510	29,099
Lend	9,825	7,460
Collect	0	(5)
Others	0	(44)
Ending	46,335	36,510	29,099
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	0	47,423
Lend		0
Collect		(45,639)
Others		(1,784)
Ending		0	47,423
Company, excluding the controlling company [member] | PT. Tanggamus Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	5,014	4,690
Lend	0	0
Collect	(270)	0
Others	82	324
Ending	4,826	5,014	4,690
Company, excluding the controlling company [member] | PT. Wampu Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	3,988	5,651
Lend	0	0
Collect	(4,063)	(1,876)
Others	75	213
Ending	0	3,988	5,651
Company, excluding the controlling company [member] | PT. POSMI Steel Indonesia [member]
Disclosure of transactions between related parties [line items]
Beginning	0	2,371
Lend		0
Collect		(2,371)
Others		0
Ending		0	2,371
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Beginning	63,024	62,611
Lend	0	0
Collect	(2,322)	0
Others	3,495	413
Ending	64,197	63,024	62,611
Company, excluding the controlling company [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of transactions between related parties [line items]
Beginning	3,802	4,742
Lend	0	0
Collect	(1,323)	(1,264)
Others	100	324
Ending	2,579	3,802	4,742
Company, excluding the controlling company [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	7,604	7,113
Lend	0	0
Collect	(7,828)	0
Others	224	491
Ending	0	7,604	7,113
Company, excluding the controlling company [member] | AMCI (WA) PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	104,281	91,665
Lend	6,620	6,975
Collect	0	0
Others	1,276	5,641
Ending	112,177	104,281	91,665
Company, excluding the controlling company [member] | POS-AUSTEM YANTAI AUTOMOTIVE CO., LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	0	5,928
Lend		0
Collect		(6,548)
Others		620
Ending		0	5,928
Company, excluding the controlling company [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	10,138	9,484
Lend	0	0
Collect	(5,321)	0
Others	341	654
Ending	5,158	10,138	9,484
Company, excluding the controlling company [member] | Hyo-chun Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	2,382	2,382
Lend	0	0
Collect	0	0
Others	0	0
Ending	2,382	2,382	2,382
Company, excluding the controlling company [member] | POS-AUSTEM Suzhou Automotive Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning	12,673	17,783
Lend	0	0
Collect	(13,219)	(6,069)
Others	546	959
Ending	0	12,673	17,783
Company, excluding the controlling company [member] | FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Beginning	35,040	27,227
Lend	2,637	7,935
Collect	0	0
Others	923	(122)
Ending	38,600	35,040	27,227
Company, excluding the controlling company [member] | POHANG E&E Coi., LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	100	0
Lend	1,546	100
Collect	0	0
Others	0	0
Ending	1,646	100	0
Company, excluding the controlling company [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	35,131	0
Lend	0	35,131
Collect	(35,131)	0
Others	0	0
Ending	0	35,131	0
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Beginning	319,687	318,169
Lend	20,628	57,601
Collect	(69,477)	(63,772)
Others	7,062	7,689
Ending	₩ 277,900	₩ 319,687	₩ 318,169